CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Included in cost of services CNY	Dec. 31, 2010 Included in cost of services CNY	Dec. 31, 2009 Included in cost of services CNY	Dec. 31, 2011 Sales and marketing CNY	Dec. 31, 2010 Sales and marketing CNY	Dec. 31, 2009 Sales and marketing CNY	Dec. 31, 2011 General and administrative CNY	Dec. 31, 2010 General and administrative CNY	Dec. 31, 2009 General and administrative CNY	Dec. 31, 2011 US$ Included in cost of services USD ($)	Dec. 31, 2011 US$ Sales and marketing USD ($)	Dec. 31, 2011 US$ General and administrative USD ($)
Share-based compensation:
Share-based compensation	(6,084)	(4,082)	(4,360)	(5,230)	(3,509)	(3,748)	(26,660)	(16,371)	(18,912)	$ (967)	$ (831)	$ (4,236)